united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard A. Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 10/31

Date of reporting period: 4/30/20

Item 1. Reports to Stockholders.

Superfund Managed Futures Strategy Fund

Class A Shares (SUPRX)

Class I Shares (SUPIX)

Semi-Annual Report

April 30, 2020

1-855-61-SUPER

www.SuperfundUS.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.superfundus.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders:

We are pleased to provide you with the Semi-Annual Report for the Superfund Managed Futures Strategy Fund (the “Fund”). The Fund’s return for the six month period from November 1, 2019 to April 30, 2020 was positive, returning 17.06% for Class A shares and 17.18% for Class I shares. The Fund outperformed its benchmark, the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index *), which returned 0.85% for the same time period.

Performance Review

November 2019

The Fund generated solid overall returns in November (class A: 6.23%; class I: 6.28%), as it benefited from accelerated global growth in the Stock Indices sector due to “Phase One” trade deal negotiations between the US and China, which seemed to have buoyed sentiment. The absence of any further escalation in tariffs filtered through to positive equity market returns in the US with the CME E-Mini NASDAQ 100 Index *) ending the month as the best performing equity index. On the other hand, lackluster returns were seen in the Bonds sector, whilst Currencies and Grains also delivered weaker performance but still landed in positive territory.

December 2019

The Fund capped a very successful year 2019 by returning 5.04% (for both classes A and I) in the month of December. A welcome pathway towards a potential US-China trade deal, strong economic fundamentals, and surging technology stock prices propelled global equities to all time highs. This translated into the Stock Indices sector dominating the Fund’s overall healthy performance, with lesser but still commendable contributions coming from the Energy sector. The Fund’s long strategy proved very effective in capturing gains on positions held in the CME E-mini S&P 500 Index *), as this market proved to be this month’s top performer.

January 2020

While strong fundamentals helped to curb the adverse affects of the immergence of a new respiratory illness from mainland China, sectors such as equities, and commodity markets with strong ties to Chinese industries, felt the brunt of the price routs experienced. The Fund’s positions were aptly placed to take advantage of investor flight from riskier assets, and the Fund continued its positive trend into the New Year with returns of 4.30% (class A) and 4.26% (class I) for the month of January. The surge in bond prices as investors sought more stability led Bonds to be the Fund’s strongest performing sector, while it also performed well in its commodity positions. The strong returns were only slightly dimmed by subpar returns in Stock Indices and Agricultural Markets, as these proved to be the Fund’s only sectors with negative returns.

February 2020

As 2020 entered its second month, the world suffered a rude awakening owing to the outbreak of a new respiratory illness, now labeled COVID-19. In February, the epidemic was the main focus of global markets, disrupting global economic activity – particularly in China, which was the epicenter of the virus. As a result, global Stock Indices saw weekly price declines not seen since the previous recession and this sector was the Fund’s worst performer, most notably the CME E-Mini S&P 500 Index *). Conversely, the Bonds sector lent the most support since panic-stricken investors sought stability, with the CBT US-Treasury Bond being the Fund’s top performer. Moreover, market participants also flocked towards safe-haven assets such as gold, resulting in this precious metal hitting its highest price level in five years, and in COMEX Gold being the Fund’s second strongest performing position. Positions in currencies also benefitted the Fund. The Fund’s positions in these strong performing sectors helped to curb the losses experienced in the Fund’s Stock Indices positions, allowing the Fund to end the month almost flat at +0.11% for both share-classes A and I.

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

March 2020

This month saw the continued fallout from the COVID-19 pandemic, as global economies braced for a recession. In spite of policymakers rushing to enact massive stimulus packages and central banks cutting rates to help cushion the economic blow from the outbreak, global equities were dramatically lower this month, ending the bull market. Consequently, the Stock Indices sector was again the Fund’s worst performer. The strong performances of the Currencies (especially the CME Australian Dollar) and Bonds sectors were able to offset these losses. Although the Energy sector also took a loss this month due to a price war initiated by Saudi Arabia and a demand shock caused by the COVID-19 outbreak, the Fund was able to post a positive overall performance of +1.60% (class A) and +1.58% (class I) for the month of March.

April 2020

The Fund navigated an ocean of uncertainties as a result of the COVID-19 pandemic, to return a modest but still commendable profit of 1.26% (class A) and 1.35% (class I) for the month of April. Global equity markets rebounded strongly on the back of world governments and central banks adding more stimuli to combat the economic slowdown brought on by the pandemic. The Fund no doubt benefited from the upsurge in equity prices, with the Stock Index sector contributing to the Fund’s overall positive performance. Despite energy prices being among the hardest hit as global demand was sucked out of the market, the Energy sector proved to be this month’s highest performing sector for the Fund, as short positions held across various energy markets allowed the Fund’s strategy to capture welcome gains. Although April’s total performance stood above water, negative returns recorded in the Currency and Agricultural sectors were a drag on what was an otherwise good month for the Fund.

Strategy Summary

To pursue its investment objective, the Fund uses a managed futures strategy and principally invests in commodity, financial futures and foreign currency futures markets. The Fund seeks investment opportunities across many market sectors, including: currencies, interest rates, bonds, stock indices, metals, energy, grains and agricultural sectors.

To implement its strategy, the Fund uses fully automated, proprietary, computerized trading systems that examine a broad array of investments around the world and seek to identify market patterns that offer attractive investment opportunities. The Adviser’s trading strategy analyzes data from more than 120 different futures and forward markets worldwide on an ongoing basis and also analyzes risks related to position size, market correlation, and market volatility of potential investments.

Impact of COVID-19 Pandemic

Although there can be no assurances and past performance does not guarantee future results, we believe the impact on the Fund’s overall performance of adverse developments in specific market sectors can be mitigated by the Fund’s diversified asset allocation and risk management strategy. As an example, the Fund’s performance was even slightly positive during the months of March and April, while the COVID-19 pandemic was unfolding on a large and global scale. We also note that, during the reporting period, none of the services provided by the Fund’s Adviser or any of its third party service providers were disrupted as a result of the COVID-19 pandemic.

Thank you for your investment in Superfund Managed Futures Strategy Fund.

Gerhard Entzmann

Managing Director

Superfund Advisors, Inc.

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

*)	Glossary of Indices mentioned in this document:

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	Tracks the performance of the U.S. dollar denominated U.S. Treasury Bills remaining term to final maturity of 3 months
CME E-mini S&P 500 Index	Index made up of 500 individual stocks representing the market capitalizations of large US companies
CME E-Mini NASDAQ 100 Index	Index made up of 100 individual stocks representing the 100 leading non-financial U.S. large-cap companies

The views expressed in this report are those of the Fund’s management. This report contains certain forward- looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events, such as the performance of the economy on the whole and of specific industry sectors. Management believes these forward- looking statements to be reasonable, although they are inherently uncertain and difficult to predict.

3613-NLD-5/26/2020

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Superfund Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2020

The Fund’s performance figures* for the period ended April 30, 2020, as compared to its benchmark:

			Annualized
	Six Months	One Year	Three Years	Five Years	Since Inception(a)
Class A	17.06%	18.21%	13.44%	4.97%	4.85%
Class A with 5.75% load (b)	10.29%	11.42%	11.23%	3.74%	3.87%
Class I	17.18%	18.32%	13.64%	5.18%	5.06%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	0.85%	2.07%	1.81%	1.19%	0.95%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expenses are 3.24% and 2.99% for Class A and Class I shares, respectively, per the February 28, 2020 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-61-SUPER.

Effective February 26, 2019, the Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, including Distribution and Service (12b-1) Fees and acquired fund fees and expenses, until February 28, 2021 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A and Class I shares, respectively. The Fund’s Rule 12b-1 fee is contractually waived to 0.00% with respect to Class A until February 28, 2021. These agreements may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. There is no guarantee that any of these expense limitation and fee waiver arrangements will continue in place after February 28, 2021, at which time it will be determined whether such agreements will be renewed or revised.

(a)	Superfund Managed Futures Strategy Fund Class A shares and Class I shares commenced operations on December 31, 2013.

(b)	Effective as of February 28, 2020, the Fund will waive the front-end sales charge on all direct purchases of Fund shares and for certain other investors as described in the Fund’s prospectus.

(c)	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, brokerage commissions, expenses or taxes.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

April 30, 2020

Principal		Value
	SHORT-TERM INVESTMENT - 83.5%
	BANK DEPOSITS - 83.5%
$10,869,510	Union Bank Institutional Trust Deposit Account - IV, 0.10% +	$10,869,510
	TOTAL SHORT-TERM INVESTMENT (Cost - $10,869,510)

	TOTAL INVESTMENTS - 83.5% (Cost - $10,869,510)	$10,869,510
	OTHER ASSETS LESS LIABILITIES - 16.5%	2,140,398
	NET ASSETS - 100.0%	$13,009,908

+	Reflects effective yield on April 30, 2020.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

April 30, 2020

FUTURES CONTRACTS

				Unrealized
Number of Long			Underlying Face/Notional	Appreciation/
Contracts ^	Description	Expiration	Amount at Value	(Depreciation)
35	90 Day Euro +	Sep-20	8,724,625	$7,863
1	Australian 10-Year Bond +	Jun-20	99,115	158
4	CAC 40 10 Euro Index	May-20	181,820	3,570
2	Canada 10-Year Bond +	Jun-20	298,780	812
1	Cattle Feeder +	Aug-20	63,250	(462)
6	Cocoa +	Jul-20	144,840	6,910
2	Cotton No. 2 +	Jul-20	57,330	1,715
5	Crude Palm Oil +	Jul-20	261,000	(2,902)
1	DAX Index	Jun-20	271,275	13,437
4	DJIA Mini E-CBOT	Jun-20	484,600	9,735
7	Dolllar Index +	Jun-20	693,196	(5,709)
1	Euro FX +	Jun-20	137,025	781
11	Euro STOXX 50	Jun-20	317,570	7,941
7	Euro-Bobl +	Jun-20	951,650	5,746
1	Euro-BTP +	Jun-20	138,600	(549)
17	Euro-Bund +	Jun-20	2,965,310	25,586
1	Euro-Buxl +	Jun-20	219,200	4,941
6	Euro-OAT +	Jun-20	1,012,980	16,400
3	FCOJ-A +	Jul-20	50,063	1,118
16	FTSE China A50 Index	May-20	214,840	4,155
22	FTSE KLCI	May-20	1,541,650	5,994
4	Gasoline RBOB +	Jun-20	131,662	23,864
3	Hang Seng Index	May-20	3,675,300	14,361
1	HSCEI	May-20	499,100	458
1	Japanese 10-Year Bond +	Jun-20	152,790,000	(1,122)
3	Japanese Yen Currency +	Jun-20	349,988	3,337
1	Lean Hogs +	Jun-20	23,580	410
17	Live Cattle +	Jun-20	584,460	(15,220)
9	LME Copper +	Jun-20	1,165,275	43,963
5	LME Lead +	Jun-20	203,406	(12,394)
2	LME Nickel +	Jun-20	145,920	3,345
31	LME Primary Aluminum +	Jun-20	1,147,775	(46,963)
6	LME Zinc +	Jun-20	290,513	913
7	Long Gilt +	Jun-20	963,900	4,025
3	Mill Wheat +	Sep-20	27,675	(633)
6	NASDAQ 100 E-mini Index	Jun-20	1,078,620	55,695
4	Nikkei 225 Index (SGX)	Jun-20	8,024,000	2,666
3	Platinum +	Dec-20	3,976,500	1,350
12	Platinum +	Feb-21	15,900,000	3,423
2	Red Wheat +	Jul-20	51,550	(1,200)
5	Robusta Coffee +	Jul-20	59,700	390
16	Rubber +	Sep-20	11,824,000	1,057
2	S&P 500 E-Mini Index	Jun-20	290,240	17,840
1	S&P/TSX 60 Index	Jun-20	177,640	4,499
4	Silver +	Jul-20	299,460	(9,475)
10	Soybean Oil +	Jul-20	159,600	3,540
2	SPI 200 Index	Jun-20	277,000	8,238
15	Sugar #11 +	Jul-20	174,216	2,016
1	TOPIX Index	Jun-20	14,540,000	(2,665)
34	U.S. 2-Year Note (CBT) +	Jun-20	7,494,620	12,097
16	U.S. 5-Year Note (CBT) +	Jun-20	2,007,744	3,533
12	U.S. 10-Year Note (CBT) +	Jun-20	1,668,756	2,428
2	U.S. Long Bond (CBT) +	Jun-20	362,062	1,875
6	WTI Crude Oil +	Jun-20	113,040	930
	Net Unrealized Appreciation from Long Futures Contracts			$233,821

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2020

FUTURES CONTRACTS

				Unrealized
Number of Short			Underlying Face/Notional	Appreciation/
Contracts ^	Description	Expiration	Amount at Value	(Depreciation)
(1)	Amsterdam Index	May-20	102,300	$(2,269)
(8)	Australian Dollar +	Jun-20	521,840	(21,700)
(44)	Australian 3-Year Bond +	Jun-20	4,389,000	(1,602)
(4)	BP Curency +	Jun-20	315,050	(2,356)
(3)	Brent Crude +	Aug-20	84,930	(6,890)
(3)	Brent Crude +	Jul-20	79,440	5,030
(4)	Brent Financial Last Day +	Jul-20	105,920	(7,050)
(18)	Canadian Dollar +	Jun-20	1,292,850	(13,718)
(50)	Canola +	Jul-20	465,400	(5,381)
(1)	CBOE VIX Index	May-20	33,975	(675)
(7)	CHF Currency +	Jun-20	907,113	(2,938)
(6)	Corn +	Jul-20	96,000	1,325
(3)	E-Mini Russell Index	Jun-20	196,005	(15,020)
(2)	Euro/GB Currency +	Jun-20	217,463	1,758
(4)	Euro/JPY Currency +	Jun-20	58,725,000	860
(17)	Euro-Schatz +	Jun-20	1,909,015	(4,217)
(4)	FTSE/JSE TOP 40	Jun-20	1,867,520	(11,780)
(1)	Gasoline +	Oct-20	1,422,500	146
(1)	Gold +	Feb-21	5,870,000	376
(4)	Gold 100 OZ +	Jun-20	677,680	10,710
(1)	ICE ECX Emissions +	Dec-20	19,570	853
(5)	KC HRW Weat +	Jul-20	122,000	1,300
(1)	Kerosene +	Oct-20	1,556,000	1,888
(8)	LME Copper +	Jun-20	1,035,800	112,488
(4)	LME Lead +	Jun-20	162,725	16,331
(1)	LME Nickel +	Jun-20	72,960	1,575
(32)	LME Primary Aluminum +	Jun-20	1,184,800	164,444
(4)	LME Zinc +	Jun-20	193,675	12,637
(1)	Low Sulfur Gas Oil +	Jun-20	25,475	(1,700)
(3)	Lumber +	Jul-20	106,128	4,356
(15)	Maize +	Jun-20	123,938	(990)
(33)	Mexican Peso +	Jun-20	681,945	4,895
(1)	MSCI Singapore Index	May-20	29,820	(779)
(12)	Natural Gas +	Jun-20	233,880	4,950
(16)	New Zealand Currency +	Jun-20	982,240	(25,860)
(3)	NY Harbor ULSD +	Jul-20	111,447	(4,687)
(6)	NY Harbor ULSD +	Jun-20	209,941	8,001
(6)	OAT+	Jul-20	85,200	(1,838)
(1)	Platinum +	Jul-20	40,650	(2,450)
(7)	Rapeseed +	Aug-20	128,625	(974)
(3)	Rough Rice (CBOT) +	Jul-20	88,740	(810)
(18)	Soybean +	Jul-20	769,725	(8,550)
(10)	Soybean Meal +	Jul-20	295,100	(2,140)
(2)	Swiss Federal Bond +	Jun-20	356,120	(6,403)
(3)	The Coffee “C”+	Jul-20	119,588	9,731
(1)	U.S. Ultra Bond (CBT) +	Jun-20	224,781	969
(10)	VSTOXX Index	May-20	33,550	2,020
(3)	Wheat (CBT) +	Jul-20	78,638	3,175
(2)	White Sugar (ICE) +	Aug-20	33,620	(480)
(3)	WTI Crude Oil +	Aug-20	73,110	24,600
(3)	WTI Crude Oil +	Jul-20	65,550	16,010
(2)	Yen Denom Nikkei	Jun-20	19,990,000	(8,801)
	Net Unrealized Appreciation from Short Futures Contracts			$248,370
	Net Unrealized Appreciation from Futures Contracts			$482,191

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2020

FUTURES CONTRACTS

+	All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.

^	All collateral for open futures contracts consists of cash included as deposits with the broker.

BTP - Business Transaction Protocol

CAC - French Stock Market Index

CBOE - Chicago Board Options Exchange

CBOT - Central Bank of Turkey

CHF - Swiss Franc

DAX - Deutscher Aktienindex

DJIA - Dow Jones Industrial Average

ECX - The European Climate Exchange

FCOJ - Frozen Concentrated Orange Juice

FTSE - Financial Times Stock Exchange

HSCEI - Hang Seng China Enterprises Index

ICE - Intercontinental Exchange Inc.

JSE - Johannesburg Stock Exchange

KC HRW - Kansas City Hard Red Winter

KLCI - Kuala Lumpur Composite Index

LME - London Metal Exchange

MSCI - Morgan Stanley Capital International

OAT - Obligations Assimilables Du Tresor

RBOB - Reformulated Gasoline Blendstock for Oxygen Blending

S&P - Standard & Poor’s

SGX - Stock Exchange of Singapore

SPI - Swiss Performance Index

STOXX - Stock Index of Eurozone Stocks

TOPIX - Tokyo Stock Price Index

TSX - Toronto Stock Exchange

ULSD - Ultra Low Sulfur Diesel

VIX - Volatility Index

VSTOXX - Volatility Derivatives on Eurex Exchange

WTI - West Texas Intermediate

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2020

Forward Foreign Currency Contracts

		Currency Units to				Unrealized Appreciation
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/17/2020	ADM	900,000	AUD	948,528	NZD	$4,281
6/17/2020	ADM	100,000	AUD	6,952,140	JPY	423
6/17/2020	ADM	800,000	AUD	716,552	CAD	7,870
6/17/2020	ADM	100,000	AUD	6,760,000	JPY	2,221
6/17/2020	ADM	200,000	AUD	126,042	USD	4,917
6/17/2020	ADM	200,000	AUD	122,610	USD	8,349
6/17/2020	ADM	300,000	AUD	19,536,000	JPY	13,626
6/17/2020	ADM	100,000	AUD	102,056	NZD	2,533
6/17/2020	INTL FCStone	300,000	BRL	64,876	USD	(9,649)
6/17/2020	INTL FCStone	1,200,000	BRL	256,191	USD	(35,284)
6/17/2020	ADM	611,282	CAD	700,000	AUD	(18,192)
6/17/2020	ADM	87,326	CAD	100,000	AUD	(2,599)
6/17/2020	ADM	200,000	CAD	146,498	USD	(2,484)
6/17/2020	ADM	178,722	CAD	100,000	GBP	2,532
6/17/2020	ADM	100,000	CAD	72,892	USD	(885)
6/17/2020	ADM	100,000	CAD	71,636	USD	371
6/17/2020	ADM	400,000	CAD	281,923	USD	6,104
6/17/2020	ADM	509,460	CAD	300,000	GBP	(11,633)
6/17/2020	ADM	700,000	CHF	657,682	EUR	5,167
6/17/2020	ADM	300,000	CHF	243,854	GBP	3,580
6/17/2020	ADM	500,000	CHF	524,439	USD	(5,729)
6/17/2020	ADM	100,000	CHF	105,828	USD	(2,086)
6/17/2020	ADM	100,000	CHF	94,875	EUR	(271)
6/17/2020	INTL FCStone	4,800,000	CNH	687,758	USD	(8,537)
6/17/2020	INTL FCStone	600,000	CNH	84,276	USD	627
6/17/2020	INTL FCStone	300,000,000	COP	79,893	USD	(3,638)
6/17/2020	ADM	600,000,000	COP	158,933	USD	(6,421)
6/17/2020	ADM	12,000,000	CZK	528,673	USD	(42,307)
6/17/2020	ADM	346,467	EUR	3,600,000	NOK	27,483
6/17/2020	ADM	57,745	EUR	600,000	NOK	4,580
6/17/2020	ADM	59,060	EUR	20,000,000	HUF	2,458
6/17/2020	ADM	590,596	EUR	200,000,000	JPY	24,581
6/17/2020	ADM	100,000	EUR	11,787,575	HUF	(673)
6/17/2020	ADM	58,796	EUR	20,000,000	JPY	2,169
6/17/2020	ADM	100,000	EUR	11,913,040	HUF	(1,847)
6/17/2020	ADM	189,000	EUR	200,000	CHF	(280)
6/17/2020	ADM	100,000	EUR	11,902,600	JPY	(1,749)
6/17/2020	ADM	300,000	GBP	522,687	CAD	2,109
6/17/2020	ADM	200,000	GBP	262,420	USD	(10,101)
6/17/2020	ADM	100,000	GBP	13,261,310	JPY	2,064
6/17/2020	ADM	100,000	GBP	171,034	CAD	3,004
6/17/2020	ADM	87,955	GBP	100,000	CHF	7,221
6/17/2020	ADM	100,000	GBP	12,787,100	JPY	6,502
6/17/2020	ADM	84,782	GBP	100,000	CHF	3,219
6/17/2020	ADM	83,518	GBP	100,000	CHF	1,624
6/17/2020	ADM	140,000,000	HUF	463,329	USD	(27,300)
6/17/2020	ADM	40,000,000	HUF	116,279	EUR	(2,898)
6/17/2020	ADM	60,000,000	HUF	173,493	EUR	(3,333)
6/17/2020	ADM	140,000,000	HUF	396,207	EUR	1,661
6/17/2020	INTL FCStone	5,000,000	INR	65,712	USD	558
6/17/2020	INTL FCStone	15,000,000	INR	196,335	USD	2,474
6/17/2020	INTL FCStone	15,000,000	INR	192,283	USD	6,526
6/17/2020	INTL FCStone	5,000,000	INR	64,758	USD	1,511
6/17/2020	ADM	41,534,532	JPY	300,000	GBP	10,189
6/17/2020	ADM	47,902,040	JPY	400,000	EUR	9,727
6/17/2020	ADM	11,975,510	JPY	100,000	EUR	2,432
6/17/2020	ADM	28,178,704	JPY	400,000	AUD	1,770
6/17/2020	ADM	7,044,676	JPY	100,000	AUD	442
6/17/2020	INTL FCStone	100,000,000	KRW	82,359	USD	(225)
6/17/2020	INTL FCStone	200,000,000	KRW	162,780	USD	1,487
6/17/2020	INTL FCStone	300,000,000	KRW	239,960	USD	6,441
6/17/2020	ADM	1,200,000	NOK	125,476	USD	(8,024)

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2020

Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/17/2020	ADM	4,200,000	NOK	386,072	EUR	$(12,177)
6/17/2020	ADM	600,000	NOK	61,242	USD	(2,516)
6/17/2020	ADM	1,800,000	NOK	178,068	USD	(1,891)
6/17/2020	ADM	838,217	NZD	800,000	AUD	(6,840)
6/17/2020	ADM	104,777	NZD	100,000	AUD	(855)
6/17/2020	ADM	300,000	NZD	183,911	USD	1,123
6/17/2020	ADM	100,000	NZD	60,725	USD	953
6/17/2020	ADM	400,000	NZD	238,119	USD	8,593
6/17/2020	ADM	100,551	NZD	100,000	AUD	(3,461)
6/17/2020	INTL FCStone	400,000	PEN	114,676	USD	3,520
6/17/2020	INTL FCStone	400,000	PEN	114,149	USD	4,047
6/17/2020	INTL FCStone	400,000	PEN	114,338	USD	3,858
6/17/2020	INTL FCStone	2,000,000	PEN	561,088	USD	29,892
6/17/2020	INTL FCStone	36,000,000	PHP	703,372	USD	9,979
6/17/2020	INTL FCStone	6,000,000	PHP	116,482	USD	2,410
6/17/2020	INTL FCStone	24,000,000	PHP	476,285	USD	(717)
6/17/2020	ADM	2,000,000	PLN	518,277	USD	(35,457)
6/17/2020	ADM	4,200,000	SEK	442,375	USD	(12,183)
6/17/2020	ADM	1,400,000	SGD	992,134	USD	2,580
6/17/2020	INTL FCStone	24,000,000	TWD	805,910	USD	2,052
6/17/2020	INTL FCStone	3,000,000	TWD	101,386	USD	(390)
6/17/2020	INTL FCStone	15,000,000	TWD	506,586	USD	(1,609)
6/17/2020	ADM	394,943	USD	120,000,000	HUF	21,204
6/17/2020	ADM	65,824	USD	20,000,000	HUF	3,534
6/17/2020	ADM	442,804	USD	4,200,000	SEK	12,612
6/17/2020	ADM	863,741	USD	1,200,000	SGD	11,128
6/17/2020	ADM	143,957	USD	200,000	SGD	1,855
6/17/2020	ADM	436,952	USD	700,000	NZD	5,205
6/17/2020	INTL FCStone	808,291	USD	2,800,000	PEN	(19,081)
6/17/2020	INTL FCStone	252,483	USD	900,000,000	COP	23,715
6/17/2020	INTL FCStone	686,577	USD	4,800,000	CNH	7,357
6/17/2020	INTL FCStone	748,605	USD	55,000,000	INR	19,639
6/17/2020	ADM	261,770	USD	400,000	AUD	(148)
6/17/2020	ADM	385,968	USD	3,600,000	NOK	33,614
6/17/2020	ADM	257,058	USD	200,000	GBP	4,739
6/17/2020	ADM	513,255	USD	2,000,000	PLN	30,434
6/17/2020	ADM	524,614	USD	700,000	CAN	20,566
6/17/2020	ADM	522,105	USD	12,000,000	CZK	35,739
6/17/2020	INTL FCStone	501,844	USD	600,000,000	KRW	9,043
6/17/2020	INTL FCStone	804,559	USD	24,000,000	TWD	(3,403)
6/17/2020	INTL FCStone	331,653	USD	1,500,000	BRL	55,519
6/17/2020	ADM	108,114	USD	100,000	CHF	4,372
6/17/2020	INTL FCStone	800,915	USD	42,000,000	PHP	(31,328)
6/17/2020	INTL FCStone	111,794	USD	400,000	PEN	(6,402)
6/17/2020	ADM	72,280	USD	100,000	CAN	273
6/17/2020	ADM	60,240	USD	100,000	NZD	(1,438)
6/17/2020	INTL FCStone	65,781	USD	5,000,000	INR	(489)
6/17/2020	ADM	523,778	USD	500,000	CHF	5,068
6/17/2020	INTL FCStone	84,300	USD	600,000	CNH	(602)
6/17/2020	INTL FCStone	99,443	USD	3,000,000	TWD	(1,552)
Net Unrealized Appreciation on Forward Foreign Currency Contracts						$220,734

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2020

ADM - ADM Investor Services, Inc.

INTL FCStone - International FCStone, Inc.

AUD - Australian Dollar

BRL - Brazial Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Chinese Yuan Reminbi

COP - Columbian Peso

CZK - Czech Koruna

EUR - Euro

GBP - Great British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean won

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philppine Peso

PLN - Poland ztoly

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - Taiwan New Dollar

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2020

ASSETS
Deposits with broker	$1,433,610
Cash and cash equivalents	10,869,510
Dividends and interest receivable	861
Due from Advisor	3,002
Net unrealized appreciation on futures contacts	482,191
Net unrealized appreciation on forward foreign currency contracts	220,734
TOTAL ASSETS	13,009,908

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$11,920,022
Accumulated earnings	1,089,886
NET ASSETS	$13,009,908

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,868,409
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	400,692
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.65

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.24

Class I Shares:
Net Assets	$9,141,499
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	937,954
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.75

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2020

INVESTMENT INCOME
Interest	$54,958
TOTAL INVESTMENT INCOME	54,958

EXPENSES*
Investment advisory fees	179,784
Distribution (12b-1) fees: Class A	4,122
TOTAL EXPENSES	183,906

Less: Advisory fees waived by the Advisor	(179,784)
Less: 12b-1 fees waived by the Advisor	(4,122)

NET EXPENSES	—
NET INVESTMENT INCOME	54,958

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(3,486)
Futures contracts	1,262,286
Forward foreign currency contracts	38,156
1,296,956
Net change in unrealized appreciation (depreciation) on:
Securities transactions	(3,510)
Futures contracts	286,663
Forward foreign currency contracts	220,734
503,887
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,800,843

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,855,801

*	See Note 4 to the consolidated financial statements for fee waiver.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
FROM OPERATIONS	(Unaudited)
Net investment income	$54,958	$92,614
Net realized gain on investments	1,296,956	1,495,259
Net change in unrealized appreciation on investments	503,887	182,881
Net increase in net assets resulting from operations	1,855,801	1,770,754

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(350,034)	—
Class I	(947,773)	—
Net decrease in net assets from distributions to shareholders	(1,297,807)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	437,158	34,422
Class I	—	4,500,000
Net asset value of shares issued in reinvestment of distributions:
Class A	350,034	—
Class I	767,699	—
Redemption fee proceeds:
Class A	—	3
Class I	—	7
Payments for shares redeemed:
Class A	(3,129)	(1,983)
Net increase in net assets from shares of beneficial interest	1,551,762	4,532,449

TOTAL INCREASE IN NET ASSETS	2,109,756	6,303,203

NET ASSETS
Beginning of Period	10,900,152	4,596,949
End of Period	$13,009,908	$10,900,152

SHARE ACTIVITY
Class A:
Shares Sold	46,048	3,783
Shares Reinvested	40,004	—
Shares Redeemed	(328)	(226)
Net increase in shares of beneficial interest outstanding	85,724	3,557

Class I:
Shares Sold	—	538,964
Shares Reinvested	86,942	—
Net increase in shares of beneficial interest outstanding	86,942	538,964

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015
	(Unaudited)
Net asset value, beginning of period	$9.29		$7.34	$10.49		$9.23		$9.45		$9.97
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.07	(0.17)		(0.24)		(0.29)		(0.32)
Net realized an unrealized gain (loss) on investments (5)	1.43		1.88	(1.45)		1.98		0.07		(0.14)
Total from investment operations	1.47		1.95	(1.62)		1.74		(0.22)		(0.46)
Less distributions from:
Net investment income	(1.11)		—	—		(0.48)		—		(0.06)
Net realized gains	—		—	(1.53)		—		—		—
Return of capital	—		—	—		—		—		(0.00	) (4)
Total distributions	(1.11)		—	(1.53)		(0.48)		—		(0.06)
Net asset value, end of period	$9.65		$9.29	$7.34		$10.49		$9.23		$9.45
Total return (2)	17.06	% (8)	26.57%	(18.27)%		20.06%		(2.33)%		(4.68)%
Net assets, at end of period (000s)	$3,869		$2,926	$2,287		$2,794		$2,337		$2,383
Ratio of gross expenses to average net assets (6)	3.24	% (9)	3.24%	3.24	% (3)	3.21	% (3)	3.24	% (3)	3.24	% (3)
Ratio of net expenses to average net assets (6,7)	0.00	% (9)	0.93%	3.24	% (3)	3.21	% (3)	3.24	% (3)	3.24	% (3)
Ratio of net investment income (loss) to average net assets (6)	0.91	% (9)	0.77%	(2.01	)% (3)	(2.74	)% (3)	(3.08	)% (3)	(3.16	)% (3)
Portfolio turnover rate	0	% (8)	0%	0%		0%		0%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return shown excludes the effect of applicable sales charges and redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Amount is less than $0.005.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(6)	Ratio is calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Represents the ratio of expenses to average net assets net of expense reimbursements by the advisor.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2020		October 31, 2019	October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015
	(Unaudited)
Net asset value, beginning of period	$9.37		$7.40	$10.54		$9.27		$9.47		$9.98
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.10	(0.15)		(0.22)		(0.27)		(0.30)
Net realized an unrealized gain (loss) on investments (5)	1.45		1.87	(1.46)		1.99		0.07		(0.14)
Total from investment operations	1.49		1.97	(1.61)		1.77		(0.20)		(0.44)
Less distributions from:
Net investment income	(1.11)		—	—		(0.50)		—		(0.07)
Net realized gains	—		—	(1.53)		—		—		—
Return of capital	—		—	—		—		—		(0.00	) (4)
Total distributions	(1.11)		—	(1.53)		(0.50)		—		(0.07)
Net asset value, end of period	$9.75		$9.37	$7.40		$10.54		$9.27		$9.47
Total return (2)	17.18	% (8)	26.62%	(18.07)%		20.41%		(2.11)%		(4.45)%
Net assets, at end of period (000s)	$9,141		$7,974	$2,310		$2,818		$2,340		$2,392
Ratio of gross expenses to average net assets (6)	2.99	% (9)	2.99%	2.99	% (3)	2.96	% (3)	2.99	% (3)	2.99	% (3)
Ratio of net expenses to average net assets (6,7)	0.00	% (9)	0.46%	2.99	% (3)	2.96	% (3)	2.99	% (3)	2.99	% (3)
Ratio of net investment income (loss) to average net assets (6)	0.92	% (9)	1.16%	(1.76	)% (3)	(2.49	)% (3)	(2.83	)% (3)	(2.91	)% (3)
Portfolio turnover rate	0	% (8)	0%	0%		0%		0%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return shown excludes the effect of applicable redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Amount is less than $0.005.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(6)	Ratio is calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Represents the ratio of expenses to average net assets net of expense reimbursements by the advisor.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited)
April 30, 2020

1.	ORGANIZATION

The Superfund Managed Futures Strategy Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 31, 2013. The investment objective is to seek positive absolute returns.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will pay an initial sales charge of 1.00% on the purchase. Effective as of February 28, 2020, the Fund will waive the front-end sales charge on all direct purchases of Fund shares and for certain other investors as described in the Fund’s prospectus. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1.00% redemption fee on redemptions made within 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2020

securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investment	$10,869,510	$—	$—	$10,869,510
Futures Contracts (1)	482,191	—	—	482,191
Forward Foreign Currency Contracts (2)	—	220,734	—	220,734
Total	$11,351,701	$220,734	$—	$11,572,435

(1)	Represents net unrealized appreciation of futures contracts.

(2)	Represents net unrealized appreciation of forward foreign currency contracts.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Futures Contracts – Among other risks, which are disclosed in the Fund’s prospectus and statements of the additional information, and certain of which are discussed below, the Fund is subject to equity price risk, interest rate risk, foreign currency exchange rate risk and volatility risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts – A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked- to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statement of Operations.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2020

Consolidation of Subsidiary – The consolidated financial statements of the Fund include Superfund Managed Futures Strategy (Cayman) Fund Ltd. (“Superfund-CFC”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the net assets of Superfund-CFC is as follows:

		CFC Net Assets	% of Fund Net Assets at April
	Inception Date of CFC	at April 30, 2020	30, 2020
Superfund-CFC	6/20/2014	$ 2,856,759	21.96%

For tax purposes, Superfund-CFC is an exempted Cayman investment company. Superfund-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Superfund-CFC is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, Superfund-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include but are not limited to active trading risk, asset-backed securities risk, call option risk, commodities risk, counterparty credit risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, expense waiver risk, fixed income risk, foreign (non-U.S.) investment risk, forward and futures contract risk, gap risk, hedging transactions risk, index risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market risk, market events risk, model risk, put option risk, regulatory risk, short sales risk, sovereign debt risk, subsidiary risk, tax risk, U.S. Government securities risk, valuation risk, volatility risk and written/sold options risk.

In accordance with its investment objective and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodities Risk – Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Counterparty Credit Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2020

insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Currency Risk – The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, forwards, options, swaps, including total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Expense Waiver Risk – Beginning on February 26, 2019, the Advisor has agreed to waive all of the Fund’s unitary management fee and to absorb the Fund’s expenses (excluding front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) until February 28, 2021. There can be no assurance that the Advisor will continue to waive all or any portion of the unitary management fee and/or absorb Fund expenses beyond that date. Therefore, the fees and expenses applicable to your investment could increase significantly in the future.

Forward and Futures Contract Risk – The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Gap Risk – The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price.

Leveraging Risk – The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Liquidity Risk – Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2020

dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non- U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political vents affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

Model Risk – The Fund will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors. Any imperfections or limitations in a model could affect the ability of the manager to implement strategies. By necessity, models make simplifying assumptions that limit their efficacy. Models relying on historical market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors. Such errors might never be detected, or might be detected only after the Fund has sustained a loss (or reduced performance) related to such errors. Moreover, an increasing number of market participants may rely on models that are similar to those used by the Adviser, which may result in a substantial number of market participants taking the same action with respect to an investment. Should one or more of these other market participants begin to divest themselves of one or more portfolio holdings, the Fund could

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2020

suffer significant losses. In addition, changes in underlying market conditions can adversely affect the performance of a model.

Subsidiary Risk – By investing in the Superfund-CFC, the Fund is indirectly exposed to the risks associated with the Superfund- CFC’s investments. The commodity-related instruments held by the Superfund-CFC are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). The Superfund-CFC is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Superfund-CFC to operate as described in the Fund’s prospectus and Statement of Additional Information and could adversely affect the Fund.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2020.

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
		Consolidated	Consolidated
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Futures contracts	$743,543	$261,352	$482,191	$—	$—	$—
Foreign currency contacts	569,456	348,722	220,734	—	—	—
Total	$1,312,999	$610,074	$702,925	$—	$—	$—

(1)	Collateral pledged in table above is capped by the recorded investment balances related to futures contracts and forward foreign currency contracts based on the information that was available to the Fund as of April 30, 2020. Total collateral held by the broker as of April 30, 2020 in the form of cash was $1,433,610 as presented gross as deposits with broker on the Consolidated Statement of Assets and Liabilities.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2020

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of April 30, 2020:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statement of		Consolidated Statement of Assets
Primary Risk Exposure	Assets and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Equity contracts:	Net unrealized appreciation on futures contracts	$150,609	Net unrealized appreciation on futures contracts	$41,989
Interest rate contracts:	Net unrealized appreciation on futures contracts	86,433	Net unrealized appreciation on futures contracts	13,893
Commodity contracts:	Net unrealized appreciation on futures contracts	494,870	Net unrealized appreciation on futures contracts	133,189
Foreign exchange contracts:	Net unrealized appreciation on futures contracts	11,631	Net unrealized appreciation on futures contracts	72,281
Foreign exchange contracts:	Net unrealized appreciation on forward foreign currency contracts	569,456	Net unrealized appreciation on forward foreign currency contracts	348,722
		$1,312,999		$610,074

Impact of Derivatives on the Consolidated Statement of Operations:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended April 30, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate	Net realized gain (loss) from in futures contracts
Equity/Currency/Commodity/Interest Rate	Met realized gain (loss) from forward foreign currency contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the Fund for the six months ended April 30, 2020:

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2020
Futures Contracts	$355,270	$(60,835)	$(162,650)	$154,878	$286,663
Forward Foreign Currency Contracts	—	220,734	—	—	220,734
	$355,270	$159,899	$(162,650)	$154,878	$507,397

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2020
Futures Contracts	$689,777	$589,626	$(696,654)	$679,537	$1,262,286
Forward Foreign Currency Contracts	—	38,156	—	—	38,156
	$689,777	$627,782	$(696,654)	$679,537	$1,300,442

The notional value of the derivative instruments outstanding as of April 30, 2020 as disclosed in the Consolidated Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2020

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Security Transactions and Related In – Security come transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold, using the first-in-first-out cost method with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by comp with lying the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2017 to October 31, 2019, or expected to be taken in the Fund’s October 31, 2020 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2020

arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and futures contracts, for the six months ended April 30, 2020, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Superfund Advisors Inc. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to the Advisory Agreement, the Fund pays the Advisor a unitary management fee for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. The Advisory Agreement will continue in effect year to year, provided that such continuation shall be specifically approved at least annually by the vote of a majority of the Trust’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Board, shareholders of the Fund or the Advisor may terminate the Advisory Agreement upon sixty (60) day notice. For the six months ended April 30, 2020, the Advisor earned advisory fees of $179,784.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation. The Advisor’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Advisor for providing services to the Fund.

Effective February 26, 2019, the Advisor, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, including Distribution and Service (12b-1) Fees and acquired fund fees and expenses, until February 28, 2021 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A and Class I shares, respectively. This Agreement may be terminated by the Board on 60 days’ written notice to the Advisor. There is no guarantee that this expense limitation arrangement will continue in place after February 28, 2021, at which time it will be determined whether such Agreement will be renewed or revised. For the six months ended April 30, 2020, the Advisor waived management fees of $179,784. Waived fees are not recoupable.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Fund’s Rule 12b-1 fee is contractually waived to 0.00% with respect to Class A until February 28, 2021. The agreement may be terminated by the Board on 60 days’ written notice to the Advisor. There is no guarantee that this fee waiver arrangement will continue in place after February 28, 2021, at which time it will be determined whether such arrangement will be renewed or revised. For the six months ended April 30, 2020, pursuant to the Plan, Class A accrued $4,122 in 12b-1 fees, of which $4,122 was waived pursuant to the agreement. Waived Rule 12b-1 fees are not recoupable.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the six months ended April 30, 2020, the Distributor received no underwriting commissions for sales of Class A shares.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2020

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes excluding futures and its respective gross unrealized appreciation and depreciation at April 30, 2020, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$10,869,510	$—	$—	$—

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2017 to October 31, 20 or 19, expected to be taken in the Fund’s October 31, 2020 year-end tax returns.

The tax character of fund distributions paid for the year ended October 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2019	October 31, 2018
Ordinary Income	$—	$452,864
Long-Term Capital Gain	—	366,360
Return of Capital	—	—
	$—	$819,224

There were no fund distributions for the year ended October 31, 2019.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2020

As of October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,266,105	$—	$—	$(507,706)	$(376,496)	$149,989	$531,892

The difference between book basis and tax basis unrealized appreciation, accumulated net realized gain (loss) and accumulated net investment gain (loss) is primarily attributable to tax adjustments for the Fund’s wholly owned subsidiary and the mark-to-market on open futures contracts.

At October 31, 2019, the Fund had capital loss carryforwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$478,513	$29,193	$507,706	$275,527

7.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended April 30, 2020, the Fund assessed $0 in redemption fees.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a) 9 of the 1940 Act. As of April 30, 2020, Superfund USA Holdings, Inc., an affiliate of the Advisor, held 96.26% of the voting securities of the Fund.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU”), which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted and the Fund has adopted this amendment early.

10.	SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated through the date the consolidated financial statements were available to be issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Superfund Managed Futures Strategy Fund
EXPENSE EXAMPLES
April 30, 2020 (Unaudited)

As a shareholder of Superfund Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Superfund Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1 ,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Superfund Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	11/1/19	4/30/20	11/1/19 – 4/30/20	11/1/19 – 4/30/20
Class A	$ 1,000.00	$ 1,170.60	$ 0.00	0.00% #
Class I	1,000.00	1,171.80	0.00	0.00 #

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	11/1/19	4/30/20	11/1/19 – 4/30/20	11/1/19 – 4/30/20
Class A	$ 1,000.00	$ 1,024.86	$ 0.00	0.00% #
Class I	1,000.00	1,024.86	0.00	0.00 #

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**	Annualized.

#	See Note 4 to the Consolidated Financial Statements

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-61-SUPER or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-61-SUPER.

Investment Advisor
Superfund Advisors Inc.
P.O. Box 1568
St. George’s
GRENADA

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees, and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 7/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 7/7/20

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 7/7/20